Intangible Assets, Net - Schedule of Intangible Assets (Detail) ¥ in Thousands, $ in Thousands	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 USD ($)	Mar. 31, 2019 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	¥ 2,265,898		¥ 2,110,333
Accumulated Amortization	(1,438,513)		(1,093,992)
Accumulated Impairment Amount	(14,374)		(14,374)
Net Carrying Amount	813,011	$ 114,819	1,001,967
Domain Name
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	13,196		12,495
Accumulated Amortization	(2,389)		(1,428)
Net Carrying Amount	10,807		11,067
Trademarks
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	603		217
Accumulated Amortization	(70)		(33)
Net Carrying Amount	533		184
Insurance Agency License
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	2,848		2,848
Accumulated Amortization	(463)		(320)
Net Carrying Amount	2,385		2,528
Broadcasting License
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	86,667
Accumulated Amortization	(10,833)
Net Carrying Amount	75,834
Buyer and Customer Relationship
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	462,770		462,770
Accumulated Amortization	(462,770)		(462,770)
Brand
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	184,470		184,470
Accumulated Amortization	(172,110)		(172,110)
Accumulated Impairment Amount	(12,360)		(12,360)
Strategic Business Resources
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	1,492,404		1,424,593
Accumulated Amortization	(768,952)		(436,405)
Net Carrying Amount	723,452		988,188
Technology
Finite-Lived Intangible Assets [Line Items]
Gross Carrying Amount	22,940		22,940
Accumulated Amortization	(20,926)		(20,926)
Accumulated Impairment Amount	¥ (2,014)		¥ (2,014)